September 2, 2015

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

RE: Managed Account Series

Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(Securities Act File No. 333-124463, Investment Company Act File No. 811-21763)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managed Account Series (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 19 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 28, 2015.

Sincerely,

Managed Account Series

/s/ Benjamin Archibald
Benjamin Archibald
Secretary of the Fund